Note 13 - Net Earnings Per Common Share	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Earnings Per Share [Text Block]
13.	Net earnings per common share

The following table reconciles the denominator used to calculate earnings per common share:

	2016	2015

Shares issued and outstanding at beginning of period	35,939,011	35,970,605
Weighted average number of shares:
Issued during the period	72,023	129,867
Repurchased during the period	(45,247)	(87,214)
Weighted average number of shares used in computing basic earnings per share	35,965,787	36,013,258
Assumed exercise of stock options, net of shares assumed acquired under the Treasury Stock Method	399,997	411,769
Number of shares used in computing diluted earnings per share	36,365,784	36,425,027